Organization and Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended								12 Months Ended			12 Months Ended	0 Months Ended
	May 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Feb. 29, 2012	Feb. 17, 2012	Jan. 19, 2012	Apr. 14, 2011	Dec. 31, 2010	May 26, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2011 Series E Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C-2 Convertible Preferred Stock [Member]	Sep. 24, 2013 Private Placement [Member]	Sep. 24, 2013 Private Placement [Member] Common Stock [Member]	Sep. 24, 2013 Private Placement [Member] Series F Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Securities Purchase Agreement, Consideration Received Per Transaction																			$ 10,000,000
Securities Purchase Agreement, Number Of Shares Issued In Transaction																			96,431,000	3,250
Securities Purchase Agreement, Price Per Share																			$ 0.07	$ 1,000
Securities Purchase Agreement, Consideration Received On Transaction																		9,700,000
Organization and Summary of Significant Accounting Policies (Textual) [Abstract]
Conversion Cap of Preferred Stock														3.76%	0.00%
Number of additional consideration of preferred shares in contingency																8,205
Percentage of Series E Convertible Preferred Stock convertible into common stock in contingency																20.00%
Amount paid upon exercise of redemption rights						2,900,000
Exercise of Series C-2 Warrants for Preferred Shares						500,000											500,000
Number of shares						500											500
Organization and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Accumulated deficit		(458,904,000)		(458,904,000)		(447,366,000)	(439,629,000)
Cash and cash equivalents		10,700,000	3,363,000	10,700,000	3,363,000	3,405,000	5,040,000					6,866,000
Securities Purchase Agreement date						May 24, 2010
Number of trading days						3 days
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001						$ 0.0001
Percentage of issued and outstanding common stock						9.999%
Series of C-12 stock , Period of business days						10 days
Series C-1 preferred stock Consent and Amendment Agreement date						Mar. 29, 2011
Number of newly designated series of preferred stock						five
Operating costs of company						712,000
Reverse stock split ratio						100		0.0001	0.0001	100	0.0001
Estimated useful lives of the assets						5 years
Property and Equipment						2,186,000
Depreciation expense				3,000	0	0	0
Pre-vesting forfeitures were estimated for employees						0.00%	0.00%
Share-based compensation expense		2,742,000	2,962,000	8,568,000	5,672,000	8,604,000	254,000
Weighted-average fair value of options granted						$ 0.06	$ 0
Convertible preferred stock for initial proceeds	$ 6,003,000
Potentially dilutive securities for the exercise of outstanding stock options and warrants for common stock				657,000,000		4,500,000,000	6,700,000,000
Number of business segments for the development of pharmaceutical products						1
Non-employee stock options outstanding							0